New accounting pronouncements	9 Months Ended
Sep. 30, 2020
New accounting pronouncements
New accounting pronouncements

4      New accounting pronouncements

a)	New standards, interpretations and amendments adopted by the Group

During the current period the Group has adopted the following amendments, which have no material impacts on the Group’s interim consolidated financial statements.

●	Amendments to IFRS 3: Definition of a business
●	Amendments to IAS 1 and IAS 8: Definition of Material.
●	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform (Phase 1)
●	Amendments to References to the Conceptual Framework in IFRS Standards
b)	Standards issued during the interim period but not yet effective in the interim condensed consolidated financial statements

Amendment to IFRS 16: Covid 19-related rent concessions.

In May 2020, the IASB issued an amendment to IFRS 16 Leases which exempts lessees from assessing whether the rent concessions granted by lessors under COVID-19 are a modification to the lease contract, when three criteria are cumulatively met: i) the change in lease payments results in a revised fee for the lease that is substantially equal to, or less than, the fee immediately prior to the change; ii) any reduction in lease payments only affects payments due on or before June 30, 2021; and iii) there are no substantive changes to other lease terms and conditions. This amendment is applicable for annual reporting periods beginning on or after June 1, 2020, with early application permitted. The Group chose not to perform early application and does not expect to apply this practical expedient.